Leases - Summary of Lease expense (Detail) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Operating leases expense excluding short-term lease expense	¥ 251,303	¥ 286,964	¥ 270,328
Short-term lease expense	8,160	32,655	171,281
Total	¥ 259,463	¥ 319,619	¥ 441,609